ROPES & G RAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

December 21, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	NexPoint Opportunistic Credit Fund (the “Registrant”)

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted herewith is a pre-effective amendment (the “Amendment”) to the Registrant’s registration statement on Form N-14 filed November 1, 2016 relating to the issuance of shares in connection with the reorganization of the Highland Opportunistic Credit Fund, a series of Highland Funds I (“Highland Opportunistic Credit Fund”) into the Registrant (the “Registration Statement”). The Amendment is marked to show changes to the Registration Statement.

The Registrant proposes to amend the Registration Statement on such date or dates as may be necessary until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine. We would greatly appreciate receiving any comments you might have at your earliest convenience.

Please direct any questions regarding the enclosed materials to the undersigned at 617-854-2418.

Sincerely,

/s/ Kathleen Nichols
Kathleen Nichols
cc:	Brian McCabe, Ropes & Gray, LLP
Sarah H. McLaughlin, Ropes & Gray, LLP
Brian Mitts, Highland Capital Management Fund Advisors, L.P.